As filed with the Securities and Exchange Commission on October 26, 2017

File Nos. 033-12113

811-05028

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 302	☒

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 417	☒

PIMCO Funds

(Exact name of Registrant as Specified in Charter)

650 Newport Center Drive

Newport Beach, California 92660

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(866) 746-2606

Robert W. Helm, Esq. Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, D.C. 20006	Brent R. Harris Pacific Investment Management Company LLC 650 Newport Center Drive Newport Beach, California 92660
(Name and Address of Agent for Service)

    It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)	☒ on (November 24, 2017) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485

    If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 302 to the Registration Statement of PIMCO Funds (the “Trust” or the “Registrant”) incorporates by reference the prospectuses and Statement of Additional Information that are contained in the Trust’s Post-Effective Amendment No. 288, which was filed with the Securities and Exchange Commission on January 27, 2017. This Post-Effective Amendment No. 302 is filed solely for the purpose of designating November 24, 2017 as the new effective date of Post-Effective Amendment No. 288, the effectiveness of which was previously delayed pursuant to Post-Effective Amendment No. 289 to the Trust’s Registration Statement, as filed March 29, 2017, Post-Effective Amendment No. 290 to the Trust’s Registration Statement, as filed April 27, 2017, Post-Effective Amendment No. 291 to the Trust’s Registration Statement, as filed May 25, 2017, Post-Effective Amendment No. 293 to the Trust’s Registration Statement, as filed June 7, 2017, Post-Effective Amendment No. 294 to the Trust’s Registration Statement, as filed July 6, 2017, Post-Effective Amendment No. 296 to the Trust’s Registration Statement, as filed August 3, 2017, Post-Effective Amendment No. 299 to the Trust’s Registration Statement, as filed August 31, 2017, and Post-Effective Amendment No. 300 to the Trust’s Registration Statement, as filed September 28, 2017. This Post-Effective Amendment does not affect the currently effective prospectuses and Statement of Additional Information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 302 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on the 26th day of October, 2017.

PIMCO Funds
(Registrant)

By:
Peter G. Strelow*, President

*, **By: /s/ BRENDAN C. FOX
Brendan C. Fox
as attorney-in fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Brent R. Harris**	Trustee	October 26, 2017

George E. Borst**	Trustee	October 26, 2017

Jennifer H. Dunbar**	Trustee	October 26, 2017

Kym M. Hubbard**	Trustee	October 26, 2017

Gary F. Kennedy**	Trustee	October 26, 2017

Peter B. McCarthy**	Trustee	October 26, 2017

Ronald C. Parker**	Trustee	October 26, 2017

Peter G. Strelow*, **	Trustee and President (Principal Executive Officer)	October 26, 2017
Trent W. Walker*	Treasurer (Principal Financial and Accounting Officer)	October 26, 2017

*, **By:	/s/ BRENDAN C. FOX
Brendan C. Fox as attorney-in-fact

*	Pursuant to power of attorney filed with Post-Effective Amendment No. 284 to the Registration Statement No. 33-12113 on May 27, 2016.
**	Pursuant to power of attorney filed with Post-Effective Amendment No. 291 to the Registration Statement No. 33-12113 on May 25, 2017.